Stock-Based Compensation - Summary of Certain Stock Option Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fair value of options vested	$ 10	$ 14	$ 13
Intrinsic value of options exercised	95	97	127
Cash received from options exercised	88	87	159
Tax benefit realized from options exercised	$ 24	$ 24	$ 49